Fees Summary	Dec. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,764,000
Previously Paid Amount	0.00
Total Fee Amount	381.71
Total Offset Amount	0.00
Net Fee	381.71
Narrative - Max Aggregate Offering Price	$ 2,764,000
Final Prospectus	true